Restructuring Charges	12 Months Ended
Dec. 31, 2014
Restructuring Charges (Abstract)
Restructuring Charges

Note 4 — Restructuring Charges

In September 2012, we executed a lease termination agreement effective March, 2013 for our Bothell, Washington facility. Under the agreement, the remaining 2012 rent of $0.5 million and remaining 2013 rent of $0.4 million would be paid, mostly by a draw on the letter of credit. Additionally, we agreed to issue 1.5 million shares of our common stock on certain future financing events valued as a charge to restructuring of $0.45 million. The stock was issued on the closing of our March 2014 financing, resulting in a 2014 charge of $1.1 million based on the change in fair value of the stock reserved to settle the liability. The lease termination in 2012 resulted in the elimination of $1.1 million of deferred rent, offset by restructuring future rent charges of $0.85 million and a stock liability of $0.45 million. There were no additional restructuring charges in 2013 or 2014.